Revenue (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Silver [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales revenue, net of treatment and selling costs	$ 39.5
Copper [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales revenue, net of treatment and selling costs	$ 8.5